Financial Instruments - Fair Value Hierarchy (Details) - Financial instruments measured on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value of Financial Instruments
Bank time deposits	$ 385,105	$ 31,188
Available-for-sale securities	4,373	5,274
Total	389,478	36,462
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Available-for-sale securities	4,373	5,274
Total	4,373	5,274
Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	385,105	31,188
Total	385,105	31,188
Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments
Bank time deposits	0	0
Available-for-sale securities	0	0
Total	$ 0	$ 0